DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2021
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.	Description of the Business, Basis of Presentation, and Summary of Significant Accounting Policies
Holley Inc., a Delaware corporation headquartered in Bowling Green, Kentucky (the “Company” or “Holley”), conducts operations through its wholly-owned subsidiaries. These operating subsidiaries are comprised of Holley Performance Products Inc. (“Holley Performance”), Hot Rod Brands, Inc. (“Hot Rod Brands”), Simpson Safety Solutions, Inc., B&M Racing and Performance Products, Inc., and Speedshop.com, Inc. Investment funds managed by Sentinel Capital Partners hold a controlling interest in Holley.
On July 16, 2021, (the “Closing” and such date, the “Closing Date”) the Company consummated the business combination (the “Business Combination”) pursuant to that certain Agreement and Plan of Merger dated March 11, 2021 (the “Merger Agreement”), by and among Empower Ltd., (“Empower”), Empower Merger Sub I Inc. (“Merger Sub I”), Empower Merger Sub II LLC (“Merger Sub II”), and Holley Intermediate Holdings, Inc. (“Holley Intermediate”). On the Closing Date, Empower changed its name to Holley Inc. See Note 2, “
Business Combination and Acquisitions,”
for more information.
Holley Intermediate, the predecessor to Holley, was incorporated on October 25, 2018 to effect the merger of Driven Performance Brands, Inc. (“Driven”) and the purchase of High Performance Industries, Inc. (“HPI”). The Company designs, manufactures and distributes performance automotive products to customers primarily in the United States, Canada and Europe. The Company is a leading manufacturer of a diversified line of performance automotive products, including carburetors, fuel pumps, fuel injection systems, nitrous oxide injection systems, superchargers, exhaust headers, mufflers, distributors, ignition components, engine tuners and automotive performance plumbing products that are produced through its two major subsidiaries, Holley Performance and Hot Rod Brands. The Company is also a leading manufacturer of exhaust products as well as shifters, converters, transmission kits, transmissions, tuners and automotive software. The Company’s products are designed to enhance street, off-road,
recreational and competitive vehicle performance through increased horsepower, torque and drivability. The Company has locations in North America, Canada, Italy and China.
Emerging Growth Company Status
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”), exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company is an emerging growth company, and, as such, has elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards.
Risks and Uncertainties
COVID-19
has adversely impacted global supply chain and general economic conditions. The Company has experienced disruptions and higher costs in manufacturing, supply chain, logistical operations, and shortages of certain Company products in distribution channels. The full extent of the impact of the
COVID-19
pandemic on the Company’s business and operational and financial performance and condition is currently uncertain and will depend on many factors outside the Company’s control, including but not limited to the timing, extent, duration and effects of the virus and any of its mutations, the utilization and effectiveness of treatments and vaccines, the imposition of effective public safety and other protective measures, the further impact of
COVID-19
on the global economy and demand for the Company’s products and services. Should the
COVID-19
pandemic, including variants such as Delta and Omicron, not improve or worsen, or if the Company’s attempt to mitigate its impact on its supply chain, operations and costs is not successful, the Company’s business, results of operations, financial condition and prospects may be adversely affected.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions and accounts have been eliminated in consolidation.

Summary of Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. These estimates require the use of judgment as future events and the effect of these events cannot be predicted with certainty. The estimates will change as new events occur, as more experience is acquired and as more information is obtained. The Company evaluates and updates assumptions and estimates on an ongoing basis and may consult outside experts to assist as considered necessary.
Cash and Cash Equivalents
Cash and cash equivalents include cash and deposits with financial institutions with original maturities less than 90 days. The Federal Deposit Insurance Corporation insures financial institution deposits up to $250. The Company maintains deposits exceeding $250 in certain accounts at financial institutions. At December 31, 2021 and 2020, the Company had cash in foreign bank accounts of $5,765 and $4,607, respectively.
Accounts Receivable and Allowance for Credit Losses
Accounts receivable represent amounts due from customers in the ordinary course of business. The receivables are stated at the amount management expects to collect. The Company is subject to risk of loss from uncollectible receivables in excess of its allowance. The Company maintains an allowance for credit losses for estimated losses from customers’ inability to make required payments. In order to estimate the appropriate level of this allowance, the Company analyzes historical bad debts, customer concentrations, current customer credit worthiness, current economic trends and changes in customer payment patterns. Accounts are written off when management determines the account is uncollectable. Interest is not charged on past due accounts.
Inventory Valuation
The Company’s inventories are stated at the lower of cost or net realizable value using the first-in,
first-out
(FIFO) method. Adjustments to reduce the cost of inventory to its net realizable value are made, if required, for estimated excess, obsolescence or impaired balances.
Segments
The Company’s operations are managed and reported to its Chief Executive Officer (“CEO”), the Company’s chief operating decision maker, on a consolidated basis. The CEO assesses performance and allocates resources based on the consolidated results of operations. Under this organizational and reporting structure, the Company has one reportable segment.
Goodwill
Goodwill represents the excess of purchase price over the fair value of the net assets of businesses acquired. On an annual basis or whenever events or changes in circumstances indicate the carrying value of goodwill may have been impaired, the Company may perform a qualitative assessment to determine if it is more likely than not that the fair value of the reporting unit is less than its carrying amount, including goodwill. If the Company determines that the fair value of the reporting unit is less than its carrying amount or elects not to perform a qualitative assessment, it will perform a quantitative analysis; otherwise, no further evaluation is necessary. For the quantitative impairment assessment, the Company compares the fair value of the reporting unit to its carrying value, including goodwill. The Company determines the fair value of the reporting unit based on a weighting of income and market approaches. If the fair value of the reporting unit exceeds the carrying value of the net assets assigned to that unit, goodwill is not impaired and no further testing is performed. If the carrying value of the net assets assigned to the reporting unit exceeds the fair value of the reporting unit, then the Company will recognize a loss equal to the excess, limited to the total amount of goodwill allocated to that reporting unit. Impairments, if any, are charged directly to earnings. In 2021, the Company performed a qualitative assessment and did not identify any indicators of impairment. No impairment charges have been incurred during 2021, 2020, or 2019.

Intangible Assets Other Than Goodwill
Tradenames acquired in certain business combinations were determined to have indefinite useful lives and are not amortized, but instead are tested for impairment on an annual basis and when facts and circumstances indicate that the carrying values of the assets may be impaired. If such review indicates an asset’s carrying value may not be recoverable, an impairment loss is recognized for the excess of the carrying value over the fair value of the asset.
As part of separate business acquisitions, the Company’s customer relationships, technology and certain tradenames were identified as definite-lived intangible assets. The customer relationship intangible assets are being amortized over a ten to twenty-five year life based on the attrition rate of customers. The technology intangible assets are being amortized over a five to fourteen year life based on the lifecycle of previous technology. The tradenames are being amortized over a fifteen to twenty year life based on the estimated life of the tradename.
Property, Plant and Equipment
Property, plant and equipment acquired in various acquisitions have been recorded at fair value. All other property, plant and equipment is recorded at cost. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets. Estimated useful lives for new property, plant and equipment additions are seven years to twenty-five years for buildings and improvements and three to ten years for machinery and equipment. Maintenance, repairs, and betterments which do not enhance the value of or increase the life of the assets are expensed as incurred.
Debt Issuance Costs
Debt issuance costs are being amortized using the effective interest method over the term of the related debt. As of December 31, 2021 and 2020 unamortized debt issuance costs were $13,264 and $16,684, respectively, and are included as a reduction of debt. In connection with the Company’s refinancing of its existing credit facility in 2021, a loss on the early extinguishment of debt of $13,650 was recognized for the write-off
of unamortized debt issuance costs. Additionally, the Company paid $13,413 in original issue discount and issuance costs related to the new credit facility. Amortization expense for debt issuance costs was $3,182, $3,092, and $3,097 in 2021, 2020 and 2019, respectively, which is included in interest expense in the accompanying consolidated statements of comprehensive income (loss).
Self-Insurance
The Company is self-insured for employee medical and prescription drug benefits up to certain stop loss coverage amounts. The Company accrues an estimate for unpaid claims, as well as incurred but not reported claims, based upon the Company’s claim experience and expectations of future claim activity. The resulting liability and expense are reflected as a component of accrued expenses, cost of sales and selling, general and administrative expenses in the accompanying consolidated balance sheets and consolidated statements of comprehensive income (loss), respectively.
Revenue Recognition
The Company recognizes revenue with customers when control of the promised goods transfers to the customer. This generally occurs when the product is shipped to the customer. Revenue is recorded at the amount of consideration the Company expects to be entitled to in exchange for the delivered goods, which includes an estimate of variable consideration, expected returns, or refunds when applicable. The Company estimates variable consideration, such as sales incentives, by using the most likely amount approach, which considers the single most likely amount from a range of possible consideration amounts. Estimates of variable consideration result in an adjustment to the transaction price such that it is probable that a significant reversal of cumulative revenue would not occur in the future. Sales incentives and allowances are recognized as a reduction to revenue at the time of the related sale. Revenue is recorded net of sales tax. Shipping and handling fees billed to customers are included in net sales, while costs of shipping and handling are included in selling, general and administrative costs.
For more information about the Company’s revenue from contracts with customers, refer to Note 9 Revenue.
Customer Sales Incentives
Sales incentives provided take the form of either sales discounts or rebates and are treated as a reduction of net sales. The Company also maintains a cooperative advertising program with its customers and provides sales incentives to the extent of the estimated value of advertising provided by the customer on behalf of the Company. The costs incurred under the cooperative advertising program are included as a reduction of net sales.

Sales Returns
Estimated sales returns and allowances are recorded as a charge against gross sales in the period in which the related sales are recognized, net of returns to stock. The Company allows customers to return products when certain Company-established criteria are met. The Company estimates sales returns based primarily upon actual historical returns, planned product discontinuances, and promotional sales. Returned products, which are recorded as inventories, are valued at the lower of cost or net realizable value. The physical condition and marketability of the returned products are the major factors considered in estimating realizable value.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes income tax positions only if those positions are “more likely than not” of being sustained upon examination by taxing authorities. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company recognizes interest on liabilities for uncertain tax positions in interest expense and would recognize penalties, if any, in operating expenses in its consolidated income statements. The Company has no amounts accrued for such interest or penalties as of December 31, 2021 and 2020. The Company files income tax returns in the U.S. federal jurisdiction and various foreign and state jurisdictions.
As of December 31, 2021 and 2020, the Company did not have any unrecognized tax benefits. The statute of limitations remains open for U.S. federal income tax examinations for years ended December 31, 2018 through December 31, 2020. U.S. state jurisdictions have statues of limitations generally ranging from three to eight years. The Company does not expect the total amount of unrecognized tax benefits to significantly change in the next 12 months.
Impairment or Disposal of Long-Lived Assets
The Company accounts for long-lived assets, including intangible assets subject to amortization, in accordance with the provisions that require long-lived assets, such as property and equipment, be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the sum of undiscounted net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.
Advertising
Advertising production costs are expensed the first time the advertising takes place. Total advertising expenses were $6,299, $4,379, and $3,921 for the years ended December 31, 2021, 2020, and 2019, respectively. Advertising costs are classified as a component of selling, general and administrative costs in the accompanying consolidated statements of comprehensive income (loss).
Research and Development Costs
Research, development,
pre-production
and
start-up
costs related to both present and future products are expensed as incurred. Such costs amount to $28,280, $23,483, and $20,630 for the years ended December 31, 2021, 2020, and 2019, respectively.
Other Comprehensive Income (Loss)
Comprehensive loss encompasses all changes in stockholder’s equity and includes net income, change in the foreign currency translation adjustment and minimum pension liability. The Company’s accumulated other comprehensive loss shown on the consolidated balance sheets as of December 31, 2021 and 2020 consists of minimum pension loss of $302 and $690, respectively, and foreign currency translation adjustments of $(46) and $(16), respectively.

Foreign Currencies
The functional currency of the Company’s Italian subsidiary is the Euro. Assets and liabilities of foreign operations are translated using period end exchange rates. Revenue and expenses are translated using average exchange rates during each period reported. Translation gains are reported in accumulated other comprehensive loss as a component of shareholders equity and were $30 and $16 as of December 31, 2021 and 2020, respectively. The Company recognizes foreign currency transaction gains (losses) on certain assets and liabilities. These transaction (gains) losses are reported in other expense in the consolidated statements of comprehensive income (loss) and were $44, $(284), and $(27) for the years ended December 31, 2021, 2020 and 2019, respectively.
Earnings per Share
Earnings per share is computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. The dilutive effect of these potential common shares is reflected in diluted earnings per share by application of the treasury stock method.
Warrants
The Company reviews the terms of warrants to purchase its common stock to determine whether warrants should be classified as liabilities or stockholders’ equity in its consolidated balance sheet. In order for a warrant to be classified in stockholders’ equity, the warrant must be (a) indexed to the Company’s equity and (b) meet the conditions for equity classification in Accounting Standards Codification (“ASC”) Subtopic
815-40,
Derivatives and Hedging-Contracts in an Entity’s Own Equity. If a warrant does not meet the conditions for equity classification, it is carried in the consolidated balance sheet as a warrant liability measured at fair value, with subsequent changes in the fair value of the warrant recorded in the consolidated statements of comprehensive income as a non-operating
expense. If a warrant meets both conditions for equity classification, the warrant is initially recorded in additional paid-in
capital on the consolidated balance sheet, and the amount initially recorded is not subsequently re-measured
at fair value.
Equity-Based Compensation
The Company accounts for equity-based awards granted to employees and nonemployees under the fair value method prescribed by ASC Subtopic
718-10,
Stock Compensation. Equity-based compensation cost is measured based on the estimated grant date fair value of the award and is recognized as expense over the requisite service period (generally the vesting period). The Company accounts for forfeitures as they occur.
The fair value of stock options is estimated using the Black Scholes option-pricing model. Restricted stock units are valued at the stock price on the grant date. The fair value of profit interest units (“PIUs”) granted by Holley Parent Holdings, LLC (the “Holley Stockholder” or “Parent”) is estimated based on the Company’s estimated equity value for each unit class at the time of granting using the Black-Scholes option-pricing model, discounted to reflect market considerations for illiquidity.
Fair Value Measurements
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs to the extent possible. The inputs used to measure fair value are prioritized based on a three-level hierarchy, which are defined as follows:
Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.
Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. Derivative liabilities are classified on the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.
Recent Accounting Pronouncements
Accounting Standards Recently Adopted
The FASB issued
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The amendments in ASU
2016-13
will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The ASU is effective for annual reporting periods beginning after December 15, 2022. The Company early adopted the standard in 2020. There was no material impact of adopting this guidance on its financial statements.
Accounting Standards Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842) which requires lessees to recognize
right-of-use
assets, representing their right to use the underlying asset for the lease term, and lease liabilities on the balance sheet for all leases with terms greater than 12 months. The Company has substantially completed its preparation for the adoption of this new accounting standard. This included assessing the completeness of our lease arrangements, evaluating practical expedients and accounting policy elections, and executing changes to our business process. ASU
2016-02
is effective for the Company beginning January 1, 2022. The standard requires the use of a modified retrospective transition approach, which includes a number of optional practical expedients that entities may elect to apply. The Company expects to elect certain practical expedients, including the package of practical expedients to not reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs, and is evaluating the other practical expedients available under the guidance. The Company also plans to elect the optional transition method that will give companies the option to use the effective date as the date of initial application on transition, and as a result, we will not adjust our comparative period financial information or make the new required lease disclosures for periods before the effective date. The Company anticipates the adoption of this new standard will result in an increase of approximately 3 percent of total assets and approximately 4 percent of total liabilities on our consolidated balance sheet. We do not expect the new standard to have a material impact on the Company’s consolidated statement of income or consolidated statement of cash flows. While we are substantially complete with the process of quantifying the impacts that will result from applying the new guidance, our assessment will be finalized during the first quarter of 2022.
In August 2018, the FASB issued ASU
2018-14,
Compensation – Retirements Benefits – Defined Benefit Plans – General (Subtopic
715-20).
The ASU is effective for the Company for annual reporting periods beginning after December 15, 2021 with early adoption permitted. This guidance should be applied on a retrospective basis to all periods presented. The ASU will update disclosure requirements for employers that sponsor defined benefit pension or other post retirement plans. The Company is in the process of terminating its defined benefit pension plan and does not expect this guidance to have a significant impact on its financial statements or related disclosures.
In December 2019, the FASB issued ASU
2019-12,
Simplifying the Accounting for Income Taxes (Topic 740) which is intended to simplify various aspects related to accounting for income taxes. This ASU is effective for the Company for annual reporting periods beginning after December 15, 2021 and interim periods therein, with early adoption permitted. The ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. The Company does not expect the adoption of this ASU to have a material impact on its financial statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848). The ASU provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. Adoption of the provisions of ASU
2020-04
are optional and are effective from March 12, 2020 through December 31, 2022. As of December 31, 2021, the Company did not adopt any expedients or exceptions under ASU
2020-04.
The Company will continue to evaluate the impact of ASU
2020-04
and whether it will apply the optional expedients and exceptions.

In August 2020, the FASB issued ASU
2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (Subtopic
470-20).
The ASU is effective for the Company for annual reporting periods beginning after December 15, 2023 and interim periods therein, with early adoption permitted as of the beginning of the Company’s annual fiscal year. The ASU includes amendments to the guidance on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and simplifies the accounting for convertible instruments which include beneficial conversion features or cash conversion features by removing certain separation models in Subtopic
470-20.
Additionally, the ASU requires entities to use the
“if-converted”
method when calculating diluted earnings per share for convertible instruments. When adopted, the ASU will result in changes in the fair value of its public warrants being recognized through equity rather than through the statement of income. The Company plans to early adopt the standard as of January 1, 2022.